Income Taxes - Summary of Reconciliation Between Standard and Effective Income Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation between standard and effective income tax:
Result before tax	€ 660	€ (391)	€ 827
Income tax calculated using weighted average applicable statutory tax rates	(119)	94	(188)
Difference due to the effects of:
Non-taxable income	44	39	103
Non-tax deductible expenses	(12)	(12)	(15)
Changes in tax rate/base		(1)	(24)
Different tax rates on overseas earnings	(4)	(3)	(3)
Tax credits	41	34	43
Other taxes	(9)		17
Adjustments to prior years	(9)	36	(12)
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	1	(9)	(8)
Non-recognition of deferred tax assets	(28)	(20)	(9)
Tax effect of profit / (losses) from joint ventures and associates	110	47	19
Other	1	3	7
Differences due to the effects of	135	115	118
Income tax for the period income / (charge)	€ 16	€ 209	€ (71)